Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Magnum E-commerce Kazakhstan LLC
Disclosure of detailed information about business combination [line items]
Schedule of Information Related to Acquisition

The amounts recognised in respect of the identifiable assets acquired and liabilities assumed as at the date of acquisition are set out in the table below:

ASSETS:
Cash and cash equivalents	1,034
Property, equipment	3,790
Intangible assets	20,255
Inventory	3,578
Other assets	7,705
TOTAL ASSETS	36,362
Due to banks	11,370
Other liabilities	10,645
Other taxes payable	2,341

TOTAL LIABILITIES	24,356

Total identifiable assets acquired and liabilities assumed	12,006

Bargain on purchase arising on acquisition

Consideration transferred	5,000
Plus: Non- controlling interests	5,883
Less: Fair value of identifiable net assets acquired	(12,006)
Gain on bargain purchase of 51% interest	(1,123)

Kolesa Group
Disclosure of detailed information about business combination [line items]
Schedule of Information Related to Acquisition

ASSETS:
Cash and cash equivalents	17,109
Inventory	3,930
Loans to subsidiary	959
Property, equipment and intangible assets	938
Other assets	710
TOTAL ASSETS	23,646
Other liabilities	1,815
Other taxes payable	1,414
TOTAL LIABILITIES	3,229
Total identifiable assets acquired and liabilities assumed	20,417

Goodwill on acquisition

Consideration transferred	42,195
Plus: Non- controlling interests	12,300
Less: Fair value of identifiable net assets acquired	(20,417)
Goodwill on acquisition	34,078